Cover	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2026
Entity File Number	001-39227
Entity Registrant Name	Duos Technologies Group, Inc.
Entity Central Index Key	0001396536
Entity Tax Identification Number	65-0493217
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	6551 Gate Parkway
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32256
City Area Code	(904)
Local Phone Number	296-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (par value $0.001 per share)
Trading Symbol	DUOT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false